Concentrations (Details Narrative) - Customer Concentration Risk [Member] - Customer [Member]	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	10.00%